SCUDDER
                                                                     INVESTMENTS

Supplement to the currently effective prospectus of each of the listed funds:

Scudder YieldWise Money Fund
Scudder YieldWise Government & Agency Money Fund
Scudder YieldWise Municipal Money Fund

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Deutsche Investment Management Americas Inc. (the "Advisor"), the investment advisor of the above funds, is proposing the following fund mergers as part of the Advisor's initiative to restructure and streamline the family of Scudder funds. In the chart below, the Acquired Funds on the left are merging into the Acquiring Funds on the right.


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Acquired Funds                           Acquiring Funds
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Scudder YieldWise Money Fund             Scudder Money Market Fund
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Scudder YieldWise Government             Scudder Government & Agency
& Agency Money Fund                      Money Fund
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Scudder YieldWise Municipal
Money Fund                               Scudder Tax-Exempt Money Fund
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Completion of each merger is subject to a number of conditions, including final approval by each participating Fund's Board and approval by shareholders of the Acquired Funds at a shareholder meeting expected to be held within approximately the next five months. Prior to the shareholder meeting, shareholders of each Acquired Fund will receive: (i) a Prospectus/Proxy Statement describing in detail the proposed merger and the Board's considerations in recommending that shareholders approve the merger; (ii) a proxy card(s) with which shareholders may vote on the proposed merger; and (iii) a Prospectus for the applicable Acquiring Fund.










               Please Retain This Supplement for Future Reference





January 28, 2005